CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT - USD ($)	Common share	Additional paid-in capital	Accumulated deficit	Total
Balance, ending at Dec. 31, 2025	$ 1		$ (15,671)	$ (15,670)
Balance, ending (in shares) at Dec. 31, 2025	1			1
Balance, beginning at Mar. 18, 2025	$ 0	$ 0	0	$ 0
Balance, beginning (in shares) at Mar. 18, 2025	0
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT
Issuance of common share	$ 1			1
Issuance of common share (in shares)	1
Net loss			(15,671)	(15,671)
Balance, ending at Dec. 31, 2025	$ 1		(15,671)	$ (15,670)
Balance, ending (in shares) at Dec. 31, 2025	1			1
Balance, beginning at Dec. 31, 2025	$ 1		$ (15,671)	$ (15,670)
Balance, beginning (in shares) at Dec. 31, 2025	1			1